Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies and Basis of Presentation [Abstract]
Rate monthly salary	8.33%	8.33%
Restricted cash	$ 334	$ 50
Cash held in trust account		172,779
Impairment expenses
Severance expenses		$ 87	$ 75
Recognized tax positions percentage		50.00%
Rght of use assets carrying amount		$ 0